Subsequent events (Details)											1 Months Ended								12 Months Ended
	Mar. 13, 2020	Feb. 18, 2020 $ / shares	Nov. 25, 2019 $ / shares	Sep. 10, 2019 $ / shares	Jul. 31, 2019 shares	Jun. 30, 2019 shares $ / shares	Mar. 13, 2019 $ / shares	Dec. 05, 2018 $ / shares	Sep. 20, 2018 $ / shares	Jun. 06, 2018 $ / shares	Mar. 16, 2020 USD ($)	Jan. 31, 2020 USD ($) shares	Dec. 31, 2018 USD ($) shares	Sep. 30, 2018 shares	Aug. 31, 2018 USD ($)	May 31, 2018 USD ($)	Mar. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Mar. 27, 2020 USD ($)	Mar. 26, 2020 shares	Nov. 30, 2019 USD ($)	Jul. 31, 2018 USD ($)	Feb. 28, 2014 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings													$ 2,910,315,000						$ 2,552,473,000	$ 2,910,315,000
Common stock [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividends recognised as distributions to owners per share | $ / shares		$ 0.10
Number of shares outstanding (in shares) | shares													51,397,562						58,202,400	51,397,562		58,672,080
Convertible Notes due 2022 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividends recognised as distributions to owners per share | $ / shares			$ 0.1	$ 0.1		$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1
Convertible conversion rate			0.02574	0.02566		0.02558	0.02548	0.02534	0.02521	0.02508						0.025
Borrowings													$ 171,500,000			$ 154,300,000			$ 180,100,000	$ 171,500,000				$ 12,200,000
Convertible Notes due 2022 [Member] | Debt transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Convertible conversion rate	0.0258763
Borrowings, Convertible, Conversion Ratio, Increase (Decrease)	0.0001362
KEXIM Credit Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayments																			33,700,000
Borrowings													$ 299,300,000						$ 199,000,000	$ 299,300,000
Loan maximum borrowing capacity																									$ 429,600,000.0
DNB / GIEK credit facility 2019 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																					$ 31,900,000
Loan maximum borrowing capacity																							$ 55,500,000
BNPP Credit Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayments															$ 14,400,000
Loan maximum borrowing capacity																					42,100,000
STI Fulham STI Sloane STI Park [Member] | KEXIM Credit Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayments											$ 46,200,000
Restricted Stock [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issuance of restricted stock, net of forfeitures (in shares) | shares																			510,420	1,885,633
Weighted average exercise price of other equity instruments granted in share-based payment arrangement																			$ 26.57	$ 20.28
Employees [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issuance of restricted stock, net of forfeitures (in shares) | shares					230,170	112,750						469,680	1,103,248	198,141			500,245	997,380
Weighted average exercise price of other equity instruments granted in share-based payment arrangement												$ 37
Related parties [member] | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum amount of guarantees												$ 3,500,000									$ 9,500,000
GIEK tranche [Member] | DNB / GIEK credit facility 2019 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loan maximum borrowing capacity																							$ 41,600,000
Trafigura transaction [Member] | MR [Member] | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Vessels fitted with scrubbers												3
Duration of bareboat lease												8 years